Employee Benefit Liabilities, Net (Details) - Schedule of Principal Assumptions Underlying Defined Benefit Plan	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Principal Assumptions Underlying Defined Benefit Plan [Abstract]
Discount rate of the plan liability	5.30%	5.10%	3.10%
Future salary increases	3.00%	3.00%	3.00%